SCHEDULE OF DEFINED BENEFITS EXPECTED TO BE PAID (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Year 1	$ 7,839	$ 8,809
Year 2	7,138	7,999
Year 3	6,220	7,276
Year 4	5,370	6,340
Year 5	4,287	5,463
Total	$ 30,854	$ 35,887